COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Feb. 28, 2023
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum payments under non-cancellable operating leases

Future minimum payments under non-cancelable agreements for property management fees as of February 28, 2023 were as follows:

Fiscal year ending
February 2024	$5,177
February 2025	4,241
February 2026	2,654
February 2027	2,261
February 2028	1,855
Thereafter	4,239

Total	$20,427